Financial instruments: valuation - Valuation techniques (Details) - Level 3 - GBP (£)			12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	£ 100,000,000	£ 140,000,000
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	110,000,000	110,000,000
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	30,000,000	40,000,000
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities	£ 30,000,000	£ (50,000,000)
Recurring
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Basis points of Reasonably Possible Increase In Unobservable Input, Assets and Liabilities			18	0.0021
Basis Points of Reasonably Possible Decrease In Unobservable Input, Assets and Liabilities			0.08	0.0015
Recurring | Loans | Price-based | Price
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Percentage of reasonably possible increase in unobservable input, assets	106.00%	105.00%	106.00%	105.00%
Recurring | Loans | Discounted cash flow | Discount margin
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Percentage of reasonably possible increase in unobservable input, assets	0.55%	2.26%	0.55%	2.26%
Percentage of reasonably possible decrease in unobservable input, assets	0.46%	0.51%	0.46%	0.51%
Recurring | Loans | Discounted cash flow | Credit spreads
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Percentage of reasonably possible increase in unobservable input, assets	1.02%	1.19%	1.02%	1.19%
Percentage of reasonably possible decrease in unobservable input, assets	0.40%	0.69%	0.40%	0.69%
Recurring | Debt securities | Price-based | Price
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Percentage of reasonably possible increase in unobservable input, assets	240.00%	232.00%	240.00%	232.00%
Recurring | Equity shares | Price-based | Price
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	£ 27,737		£ 30,378
Recurring | Equity shares | Market comparables | Price
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Percentage of reasonably possible increase in unobservable input, assets	7.00%	80.00%	7.00%	80.00%
Recurring | Equity shares | Net asset valuation | Fund NAV
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Percentage of reasonably possible increase in unobservable input, assets	120.00%	120.00%	120.00%	120.00%
Percentage of reasonably possible decrease in unobservable input, assets	80.00%	80.00%	80.00%	80.00%
Recurring | Equity shares | Discounted cash flow | Discount margin
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Percentage of reasonably possible increase in unobservable input, assets	8.00%	9.00%	8.00%	9.00%
Percentage of reasonably possible decrease in unobservable input, assets	6.00%	7.00%	6.00%	7.00%
Recurring | Credit Default Swap | Credit Derivative Pricing | Credit spreads
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Percentage of Reasonably Possible Increase In Unobservable Input, Assets and Liabilities			635.00%	500.00%
Percentage of Reasonably Possible Decrease In Unobservable Input, Assets and Liabilities			0.06%	0.02%
Recurring | Credit Default Swap | Option pricing model | Correlation
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Percentage of Reasonably Possible Increase In Unobservable Input, Assets and Liabilities			95.00%	95.00%
Percentage of Reasonably Possible Decrease In Unobservable Input, Assets and Liabilities			(15.00%)	(50.00%)
Recurring | Credit Default Swap | Option pricing model | Volatility
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Percentage of Reasonably Possible Increase In Unobservable Input, Assets and Liabilities			108.00%	80.00%
Percentage of Reasonably Possible Decrease In Unobservable Input, Assets and Liabilities			30.00%	27.00%
Recurring | Credit Default Swap | Option pricing model | Upfront points
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Percentage of Reasonably Possible Increase In Unobservable Input, Assets and Liabilities			100.00%	100.00%
Recurring | Credit Default Swap | Option pricing model | Recovery rate
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Percentage of Reasonably Possible Increase In Unobservable Input, Assets and Liabilities			60.00%	40.00%
Percentage of Reasonably Possible Decrease In Unobservable Input, Assets and Liabilities				10.00%
Recurring | Derivatives [Member] | Option pricing model | Volatility
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Percentage of Reasonably Possible Increase In Unobservable Input, Assets and Liabilities			77.00%	60.00%
Percentage of Reasonably Possible Decrease In Unobservable Input, Assets and Liabilities			17.00%	17.00%
Recurring | Interest and foreign exchange contracts | Inflation volatility
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Percentage of Reasonably Possible Increase In Unobservable Input, Assets and Liabilities			2.00%	2.00%
Percentage of Reasonably Possible Decrease In Unobservable Input, Assets and Liabilities			1.00%	1.00%
Recurring | Interest and foreign exchange contracts | Inflation rate
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Percentage of Reasonably Possible Increase In Unobservable Input, Assets and Liabilities			3.00%	2.00%
Percentage of Reasonably Possible Decrease In Unobservable Input, Assets and Liabilities			2.00%	1.00%
Recurring | Interest and foreign exchange contracts | Option pricing model | Correlation
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Percentage of Reasonably Possible Increase In Unobservable Input, Assets and Liabilities			100.00%	100.00%
Percentage of Reasonably Possible Decrease In Unobservable Input, Assets and Liabilities			(50.00%)	(50.00%)
Recurring | Interest and foreign exchange contracts | Option pricing model | Constant Prepayment Rate
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Percentage of Reasonably Possible Increase In Unobservable Input, Assets and Liabilities			16.00%	18.00%
Percentage of Reasonably Possible Decrease In Unobservable Input, Assets and Liabilities			2.00%	2.00%
Recurring | Interest and foreign exchange contracts | Option pricing model | Mean Reversal
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Percentage of Reasonably Possible Increase In Unobservable Input, Assets and Liabilities			92.00%	92.00%
Recurring | Equity | Option pricing model | Correlation
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Percentage of Reasonably Possible Increase In Unobservable Input, Assets and Liabilities			87.00%	87.00%
Percentage of Reasonably Possible Decrease In Unobservable Input, Assets and Liabilities			(53.00%)	(53.00%)